Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information

Our reportable segments are the same as our operating segments, which also correspond with our management structure. In conjunction with a change in executive officers, our management structure and all related internal reporting changed as of January 1, 2017. As a result, the composition of our four segments also changed to reflect the new structure.
The new structure is largely the same as prior years except the Home Furniture Group moved from Residential Products to Furniture Products (formerly Commercial Products) and the Machinery Group moved from Specialized Products to Residential Products. In addition, the changes in LIFO reserve will now be recognized within the segments to which they relate (primarily Industrial Products). Previously segment EBIT (Earnings Before Interest and Taxes) reflected the FIFO basis of accounting for certain inventories and an adjustment to the LIFO basis for these inventories was made at the consolidated financial statement level. These changes were retrospectively applied to all prior periods presented. The methods and assumptions that we use in estimating our LIFO reserve did not change (See Note A - Summary of Significant Accounting Policies).

We have four operating segments that supply a wide range of products:

•
Residential Products: This segment supplies a variety of components and machinery used by bedding manufacturers in the production and assembly of their finished products. We also produce or distribute carpet cushion, fabric, and geo components.

•
Industrial Products: These operations primarily supply steel rod and drawn steel wire to our other operations and to external customers. Our customers use this wire to make bedding, mechanical springs, and many other end products.

•
Furniture Products: Operations in this segment supply a wide range of components for residential and work furniture manufacturers, as well as select lines of private-label finished furniture, adjustable bed bases, fashion beds, and bed frames.

•
Specialized Products: From this segment we supply mechanical and pneumatic lumbar support systems, seat suspension systems, motors and actuators, and control cables used by automotive manufacturers. We also produce and distribute titanium and nickel tubing and tube assemblies for the aerospace industry.

Each reportable segment has an executive vice president that reports to the chief executive officer, who is the chief operating decision maker (CODM). The operating results and financial information reported through the segment structure are regularly reviewed and used by the CODM to evaluate segment performance, allocate overall resources and determine management incentive compensation.

Separately, we also utilize a role-based approach (Grow, Core, Fix or Divest) as a supplemental management tool to ensure capital (which is a subset of the overall resources referred to above) is efficiently allocated within the reportable segment structure.
The accounting principles used in the preparation of the segment information are the same as those used for the consolidated financial statements. We evaluate performance based on EBIT. Intersegment sales are made primarily at prices that approximate market-based selling prices. Centrally incurred costs are allocated to the segments based on estimates of services used by the segment. Certain of our general and administrative costs and miscellaneous corporate income and expenses are allocated to the segments based on sales or other appropriate metrics. These allocated corporate costs include depreciation and other costs and income related to assets that are not allocated or otherwise included in the segment assets.

A summary of segment results for the periods presented are as follows:

	Year Ended December 31
	Trade Sales	Inter- Segment Sales	Total Sales	EBIT
2016
Residential Products	$1,571.4	$17.2	$1,588.6	$167.5
Industrial Products	289.4	293.1	582.5	65.3
Furniture Products	989.3	59.3	1,048.6	106.6
Specialized Products	899.8	6.5	906.3	181.4
Intersegment eliminations and other				1.2
	$3,749.9	$376.1	$4,126.0	$522.0
2015
Residential Products	$1,666.1	$21.9	$1,688.0	$154.7
Industrial Products	427.6	349.0	776.6	76.8
Furniture Products	982.7	89.1	1,071.8	118.1
Specialized Products	840.8	6.4	847.2	150.2
Intersegment eliminations and other (1)				(13.3)
	$3,917.2	$466.4	$4,383.6	$486.5
2014
Residential Products	$1,574.2	$21.2	$1,595.4	$88.4
Industrial Products	492.0	321.3	813.3	44.0
Furniture Products	903.3	49.3	952.6	82.0
Specialized Products	812.8	4.2	817.0	119.5
Intersegment eliminations and other				(2.4)
	$3,782.3	$396.0	$4,178.3	$331.5

(1) - Intersegment eliminations and other includes $12.1 of a lump-sum pension settlement (See Note L).

Average assets for our segments are shown in the table below and reflect the basis for return measures used by management to evaluate segment performance. These segment totals include working capital (all current assets and current liabilities) plus net property, plant and equipment. Segment assets for all years are reflected at their estimated average for the year. Acquired companies’ long-lived assets as disclosed below include property, plant and equipment and other long-term assets.

	Year Ended December 31
	Assets	Additions to Property, Plant and Equipment	Acquired Companies’ Long-Lived Assets	Depreciation And Amortization
2016
Residential Products	$527.2	$32.4	$11.2	$42.9
Industrial Products	147.4	10.1	—	11.8
Furniture Products	219.4	16.6	—	14.4
Specialized Products	248.7	42.2	13.7	29.7
Other (1)	.2	—	—	—
Average current liabilities included in segment numbers above	495.9	—	—	—
Unallocated assets (2)	1,378.3	22.7	—	16.6
Difference between average assets and year-end balance sheet	(33.0)	—	—	—
	$2,984.1	$124.0	$24.9	$115.4
2015
Residential Products	$548.2	$36.1	$.2	$42.5
Industrial Products	186.7	12.5	—	14.2
Furniture Products	212.0	13.9	25.4	13.7
Specialized Products	230.1	31.1	—	28.2
Other (1)	6.3	—	—	.1
Average current liabilities included in segment numbers above	516.6	—	—	—
Unallocated assets (2)	1,387.0	9.6	—	14.5
Difference between average assets and year-end balance sheet	(123.2)	—	—	—
	$2,963.7	$103.2	$25.6	$113.2
2014
Residential Products	$518.7	$42.1	$47.3	$42.7
Industrial Products	202.6	13.6	—	14.0
Furniture Products	195.5	10.2	13.5	13.7
Specialized Products	229.6	25.2	—	28.6
Other (1)	68.0	1.4	—	2.9
Average current liabilities included in segment numbers above	520.8	—	—	—
Unallocated assets (2)	1,465.7	1.6	—	16.0
Difference between average assets and year-end balance sheet	(65.0)	—	—	—
	$3,135.9	$94.1	$60.8	$117.9

(1)	Businesses sold or classified as discontinued operations during the years presented.

(2)
Unallocated assets consist primarily of goodwill, other intangibles, cash and deferred tax assets. Unallocated depreciation and amortization consists primarily of depreciation of non-operating assets and amortization of debt issue costs.

Revenues from trade customers, by product line, are as follows:

	Year Ended December 31
	2016	2015	2014
Residential Products
Bedding group	$831.8	$918.3	$833.4
Fabric & Carpet Cushion group	666.8	675.0	672.3
Machinery group	72.8	72.8	68.5
	1,571.4	1,666.1	1,574.2
Industrial Products
Wire group (1)	289.4	338.6	397.6
Steel Tubing group (1)	—	89.0	94.4
	289.4	427.6	492.0

Furniture Products
Home Furniture group	413.3	442.9	431.7
Consumer Products group	327.2	305.6	277.3
Work Furniture group	248.8	234.2	194.3
	989.3	982.7	903.3
Specialized Products
Automotive group	695.0	621.9	589.4
Aerospace Products group	129.7	123.2	123.9
Commercial Vehicle Products group (1)	75.1	95.7	99.5
	899.8	840.8	812.8
	$3,749.9	$3,917.2	$3,782.3

(1) Certain operations in the Wire and CVP groups were sold in 2016. The Steel Tubing group was sold in 2015. See Note B.

Trade sales and tangible long-lived assets are presented below, based on the geography of manufacture.

	Year Ended December 31
	2016	2015	2014
Trade sales
United States	$2,467.4	$2,703.7	$2,599.0
Europe	445.2	426.8	422.7
China	420.0	392.0	390.0
Canada	215.1	203.1	206.5
Mexico	132.8	117.3	90.1
Other	69.4	74.3	74.0
	$3,749.9	$3,917.2	$3,782.3
Tangible long-lived assets
United States	$342.8	$336.8	$331.8
Europe	128.6	123.6	129.6
China	45.5	41.8	40.5
Canada	29.6	23.0	25.6
Mexico	6.3	7.6	9.8
Other	12.7	8.0	11.5
	$565.5	$540.8	$548.8